SEGMENT REPORTING (Details 1)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
Entity-Wide Revenue, Major Customer, Percentage	11.00%		12.00%	12.00%
Customer B [Member]
Entity-Wide Revenue, Major Customer, Percentage		[1]	10.00%		[1]

[1]	Less than 10%